REVENUE CLASSES AND CONCENTRATIONS (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Percentages of accounts receivable		10.00%
Customer One [Member]
Percentages of accounts receivable			38.00%
Percentages of revenue	10.00%
Customer Two [Member]
Percentages of accounts receivable			27.00%